Receivables from Financial Services - Schedule of Receivables from Financial Services (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables from financial services [abstract]
Current receivables from financial services	₺ 2,950,523	₺ 1,486,906
Non-current receivables from financial services	1,297,597	909,466
Net receivables from financial services	₺ 4,248,120	₺ 2,396,372